Revenue - Schedule of Revenue from Contracts with Customers is Disaggregated by Revenue Streams (Details) - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Revenue from contracts with customers
Subscription revenue - Cartrack		R 4,830,669	R 4,055,394	R 3,522,816
Subscription revenue - Karooooo Logistics		13,079	12,783	12,989
Other revenue - Cartrack		108,173	89,618	90,879
Hardware revenue		4,665	37,018	43,250
Installation revenue		38,194	29,510	29,186
Miscellaneous contract fees		65,314	23,090	18,443
Vehicle sales			2,099	274,787
Delivery service fees		527,199	407,565	304,040
Total revenue		5,479,120	4,567,459	4,205,511
Primary geographical markets
Primary geographical markets		5,479,120	4,567,459	4,205,511
Timing of revenue recognition
Timing of revenue recognition		5,479,120	4,567,459	4,205,511
Products and services transferred at a point in time [Member]
Timing of revenue recognition
Timing of revenue recognition		635,372	499,282	669,706
Services transferred over time [Member]
Timing of revenue recognition
Timing of revenue recognition		4,843,748	4,068,177	3,535,805
South Africa [Member]
Primary geographical markets
Primary geographical markets		4,089,425	3,364,854	3,171,851
Africa-Other [Member]
Primary geographical markets
Primary geographical markets		149,339	143,803	144,020
Europe [Member]
Primary geographical markets
Primary geographical markets		482,841	399,209	347,628
Asia-Pacific, Middle East and USA [Member]
Primary geographical markets
Primary geographical markets	[1]	R 757,515	R 659,593	R 542,012

[1]	Included in Asia-Pacific is revenue from Singapore amounted to ZAR147.7 million (2025: ZAR141.1 million, 2024: ZAR132.4 million).